Document and Entity Information Document	Sep. 19, 2019
Cover page.
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MCD
Security Exchange Name	NYSE
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2019
Entity Registrant Name	MCDONALDS CORP
Entity Central Index Key	0000063908
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5231
Entity Tax Identification Number	36-2361282
Entity Address, Address Line 1	110 North Carpenter Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal ZIP Code	60607
City Area Code	630
Local Phone Number	623-3000
Written Communications	false
Soliciting Material	false
Pre-Commencement Tender Offer	false
Pre-Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false